Restructuring - Additional Information (Detail) $ in Thousands	1 Months Ended	3 Months Ended
	Feb. 29, 2016 USD ($) Employees	Mar. 31, 2016 USD ($) Installments
Restructuring Cost and Reserve [Line Items]
Number of employees that redundant in restructuring plan | Employees	51
Restructuring costs	$ 2,709	$ 1,331
Payments for severance costs		274
Accrued severance expense		$ 943
Number of installments | Installments		3
Restructuring description		Employees entitled to the retention must remain employed with the Company in good standing for at least 6 months after each installment payment.
Accrued retention bonus		$ 267
Payment for retention bonus		278
Payroll tax		155
Accrued payroll tax		121
Payment for payroll tax		$ 33
Employee Severance [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring costs	1,217
Retention Plan [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring costs	$ 1,492